Disclosures about Fair Value of Financial Instruments and Other Assets and Liabilities- Fair Value Measurements of Assets Recognized in Consolidated Balance Sheets Measured at Fair Value on Recurring Basis (Details) - Fair Value, Measurements, Recurring - USD ($)
$ in Thousands
	Dec. 31, 2021	Dec. 31, 2020
U.S government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of asset, recurring basis		$ 10,053
Subordinated notes
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of asset, recurring basis	$ 28,765	4,505
State and municipal obligations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of asset, recurring basis	117,548	143,509
Fair Value, Inputs, Level 1 | U.S government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of asset, recurring basis		0
Fair Value, Inputs, Level 1 | Subordinated notes
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of asset, recurring basis	0
Fair Value, Inputs, Level 1 | State and municipal obligations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of asset, recurring basis	0
Fair Value, Inputs, Level 2 | U.S government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of asset, recurring basis		10,053
Fair Value, Inputs, Level 2 | Subordinated notes
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of asset, recurring basis	28,765	4,505
Fair Value, Inputs, Level 2 | State and municipal obligations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of asset, recurring basis	117,548	143,509
Fair Value, Inputs, Level 3 | U.S government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of asset, recurring basis		$ 0
Fair Value, Inputs, Level 3 | Subordinated notes
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of asset, recurring basis	0
Fair Value, Inputs, Level 3 | State and municipal obligations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of asset, recurring basis	$ 0